LEASES - Lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Lease with a term of 12 months or less	$ 6.5	$ 4.8
Leases of low-value assets	0.3	0.1
Leases with variable lease payments	36.5	31.2
Total	$ 43.3	$ 36.1